Segment Information - Schedule of Income Recognized (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Income Recognized [Line Items]
Total revenue of the Group		$ 14,100,758	$ 13,009,507	[1]	$ 11,507,549	[1]
Revenue in Mexico [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group		13,166,582	12,072,852		10,531,505
Revenue in United States [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group	[2]	924,976	927,947		966,085
Revenue in Guatemala [Member]
Schedule of Income Recognized [Line Items]
Total revenue of the Group		$ 9,200	$ 8,708		$ 9,959

[1]	Details of the restatement are shown in note 2b.
[2]	The main concentration of Jafra’s income is in Mexico, however, there is an entity in the United States which represents a smaller percentage less than 8% of the Group’s total income.